UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31
Date of reporting period: July 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                               SB CONVERTIBLE FUND
--------------------------------------------------------------------------------

                 CLASSIC SERIES | ANNUAL REPORT | JULY 31, 2003

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

     ---------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
     ---------------------------------------------------------------------

[LOGO] Classic Series

--------------------------------------------------------------------------------

Annual Report o July 31, 2003

SB CONVERTIBLE FUND

[PHOTO OMITTED]

PETER D. LUKE
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
PETER D. LUKE
--------------------------------------------------------------------------------

Peter D. Luke, portfolio manager, has more than 36 years of securities business experience.

Education: BSc in Economics from the University of London.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks current income and capital appreciation by investing primarily in convertible securities. These are securities that may be converted to common stock or other equity interests in the issuer at a predetermined price or rate.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
September 9, 1986

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
36 Years

What's Inside

Letter from the Chairman ..................................................    1
Manager Overview ..........................................................    2
Fund Performance ..........................................................    4
Historical Performance ....................................................    5
Schedule of Investments ...................................................    6
Statement of Assets and Liabilities .......................................   11
Statement of Operations ...................................................   12
Statements of Changes in Net Assets .......................................   13
Notes to Financial Statements .............................................   14
Financial Highlights ......................................................   19
Tax Information ...........................................................   21
Independent Auditors' Report ..............................................   22
Additional Information ....................................................   23

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 19, 2003


            1        SB Convertible Fund | 2003 Annual Report

================================================================================
                                MANAGER OVERVIEW
================================================================================

Performance Review

For the 12 months ended July 31, 2003, Smith Barney Class B shares of the SB Convertible Fund ("Fund"), without sales charges, returned 26.23%. These shares outperformed the Fund's unmanaged benchmark, the Goldman Sachs/Bloomberg U.S. Convertible 100 Index ("Convertible 100 Index"),(i) which returned 19.55% for the same period. These shares also performed better than the average of the Fund's Lipper peer group of convertible securities funds, which returned 18.27% for the same period.(1) They also outperformed the Citigroup Broad Investment-Grade Bond Index ("Citigroup BIG Bond Index")(ii) and the S&P 500 Index ("S&P 500"),(iii) which returned 5.53% and 10.64%, respectively, for the same period.

Benchmark Change

The Fund changed its benchmark from the S&P 500 and the Citigroup BIG Bond Index to the Convertible 100 Index effective May 14, 2003. Management views the Convertible 100 Index as a more appropriate index consisting of actual convertible securities as opposed to a proxy.

Name Changes

Effective May 16, 2003, the Fund was renamed SB Convertible Fund and Classes A, B, L, O and Y were redesignated Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O and Smith Barney Class Y, respectively. The Fund's investment objective was not affected as a result of this change.

Market Overview

Shrugging off a precipitous drop at the beginning of the period, the U.S. convertible market surged during the 12-month period, aided by fiscal and monetary stimulus, stabilizing corporate earnings and widespread access to capital. In the fall of 2002 downward earnings revisions and near-term liquidity concerns led stocks down to retest the lows of July 2002. Corporate bond credit spreads(iv) continued to widen to the highest levels since the recession of the early 1990s. As equity prices and credit spreads are two of the most important factors in determining convertible performance, the convertible market suffered relative to other asset classes in this environment.

However, several trends emerged that led to a sharp reversal in the direction of the financial markets during the final three months of 2002, trends that continued to positively impact the market through the first seven months of 2003. The U.S. Federal Reserve displayed a strong commitment to monetary stimulus, lowering the short-term federal funds rate(v) by half a percent to 1.25% in November of 2002, and further reducing it by a quarter of a percent in June 2003 to 1.00%, the lowest level in over 40 years. Also, as the period progressed, many companies began to meet or exceed reduced earnings expectations, providing a base from which many have shown modest sequential improvement. Perhaps most importantly for the convertible market, access to capital improved over the period, particularly through the convertible and high yield new issue markets, helping companies strengthen their balance sheets and refinance looming debt maturities. The combined impact of these forces enabled the Fund to outperform its benchmark during the period, given its significant positions in both equity- and credit-sensitive convertible instruments.

Portfolio Highlights

The Fund continues to seek current income and capital appreciation by following our process of fundamentally driven, "bottom-up"(vi) security selection, in which we

(1) Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended July 31, 2003, calculated among 63 funds in the convertible securities funds category with reinvestment of dividends and capital gains excluding sales charges.


            2        SB Convertible Fund | 2003 Annual Report
attempt to identify individual securities with favorable risk/reward characteristics. During the period this process revealed significant opportunities in the credit-sensitive, or "busted," portion of the convertible market. Busted convertibles are convertibles that trade like fixed-income investments because the market price of the common stock into which they are convertible has fallen so low as to render the conversion feature valueless. As a result, busted convertibles tend to correlate more closely with high yield bonds than equities. Numerous refinancings and substantial balance sheet repair led to narrowing credit spreads and receding bankruptcy risk during the period, boosting the prices of busted convertibles and helping the Fund outperform its benchmark.

While the Fund maintains overweight positions in healthcare and technology, credit-sensitive convertibles that contributed the most to performance, such as The AES Corp., Charter Communications, Inc. and Titan Corp., came from sectors where the Fund does not otherwise have significant positions. Of these three securities, the Titan preferreds were called away (redeemed before maturity), while the Fund continues to hold AES and Charter convertible bonds.

The strong stock market during the period also presented opportunities among equity-sensitive convertibles. Specifically, the Fund's investments in Solectron Corp. and Anthem, Inc. preferred shares contributed positively to performance. The Fund maintained its position in both securities as of July 31st.

While the Fund's performance for the period was positive overall, some holdings negatively affected Fund performance. Detractors from Fund performance during the period included Kmart Corp. and DDi Corp., both of which were undergoing reorganization during the period. At the close of the period, the Fund had sold its position in Kmart preferred shares, but continued to hold DDi convertible bonds.

Thank you for your investment in the SB Convertible Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Peter D. Luke


Peter D. Luke
Investment Officer

August 19, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of July 31, 2003 and are subject to change. Please refer to pages 6 through 9 for a list and percentage breakdown of the Fund's holdings.

(i) The Convertible 100 Index is an equally-weighted index of 100 leading convertible securities, designed to represent the broad U.S. convertibles market. Please note that an investor cannot invest directly in an index.
(ii) The Citigroup BIG Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities. Please note that an investor cannot invest directly in an index.
(iii) The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
(iv) Credit spread is the difference between the yield of a particular corporate security and a benchmark security that has the same maturity as that particular corporate security.
(v) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The federal funds rate often points to the direction of U.S. interest rates.
(vi) Bottom-up investing is a search for outstanding performance of individual stocks before considering the impact of economic trends.


            3        SB Convertible Fund | 2003 Annual Report

================================================================================
Average Annual Total Returns(1)+ (unaudited)
================================================================================

                                                                   Without Sales Charges(2)
                                   --------------------------------------------------------------------------------------
                                   Smith Barney       Smith Barney      Smith Barney       Smith Barney      Smith Barney
                                      Class A            Class B           Class L            Class O           Class Y
=========================================================================================================================
Twelve Months Ended 7/31/03              26.69%             26.23%             25.76%             26.00%           27.42%
-------------------------------------------------------------------------------------------------------------------------
Five Years Ended 7/31/03                  3.32               2.80               2.49               2.74             3.81
-------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 7/31/03                   6.30               5.78                N/A                N/A              N/A
-------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/03                7.05               6.96               2.28               6.69             6.17
=========================================================================================================================

                                                                    With Sales Charges(3)
                                   --------------------------------------------------------------------------------------
                                   Smith Barney       Smith Barney      Smith Barney       Smith Barney      Smith Barney
                                      Class A            Class B           Class L            Class O           Class Y
=========================================================================================================================
Twelve Months Ended 7/31/03              20.37%             21.23%             23.49%             23.73%           27.42%
-------------------------------------------------------------------------------------------------------------------------
Five Years Ended 7/31/03                  2.27               2.64               2.28               2.54             3.81
-------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 7/31/03                   5.76               5.78                N/A                N/A              N/A
-------------------------------------------------------------------------------------------------------------------------
Inception* through 7/31/03                6.53               6.96               2.08               6.57             6.17
=========================================================================================================================

================================================================================
Cumulative Total Returns(1)+ (unaudited)
================================================================================

                                                        Without Sales Charges(2)
================================================================================
Smith Barney Class A (7/31/93 through 7/31/03)                  84.25%
--------------------------------------------------------------------------------
Smith Barney Class B (7/31/93 through 7/31/03)                  75.36
--------------------------------------------------------------------------------
Smith Barney Class L (Inception* through 7/31/03)               12.24
--------------------------------------------------------------------------------
Smith Barney Class O (Inception* through 7/31/03)               76.00
--------------------------------------------------------------------------------
Smith Barney Class Y (Inception* through 7/31/03)               56.46
================================================================================

(1) On May 16, 2003, Class A, B, L, O and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O and Smith Barney Class Y shares, respectively.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Smith Barney Class A, L and O shares or the applicable contingent deferred sales charges ("CDSC") with respect to Smith Barney Class B, L and O shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Smith Barney Class A, L and O shares reflect the deduction of the maximum initial sales charge of 5.00%, 1.00% and 1.00%, respectively; Smith Barney Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines by 1.00% per year until no CDSC is incurred. Smith Barney Class L and O shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
* Inception dates for Smith Barney Class A, B, L, O and Y shares are November 6, 1992, September 9, 1986, June 15, 1998, November 7, 1994 and February 7, 1996, respectively.
+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


            4        SB Convertible Fund | 2003 Annual Report

================================================================================
Historical Performance (unaudited)
================================================================================

Value of $10,000 Invested in Smith Barney Class B Shares* of the SB Convertible Fund vs. S&P 500 Index, Citigroup Broad Investment-Grade Bond Index, Goldman Sachs/Bloomberg U.S. Convertible 100 Index and Lipper Convertible Securities Funds Peer Group Average+

--------------------------------------------------------------------------------

                             July 1993 -- July 2003

   [The following table was depicted as a line chart in the printed material.]

              SB Convertible                    Citigroup Broad     Goldman Sachs/Bloomberg     Lipper Convertible
           Fund -- Smith Barney      S&P 500    Investment-Grade        U.S. Convertible         Securities Funds
              Class B Shares         Index++      Bond Index++             100 Index++          Peer Group Average
           --------------------      -------    ----------------    -----------------------     ------------------
Jul 1993         10000                10000          10000                   10000                     10000
Jul 1994         10150                10516          10012                   10404                     10342
Jul 1995         11145                13261          11036                   12241                     11708
Jul 1996         11915                15457          11639                   13416                     12711
Jul 1997         15047                21693          12895                   17114                     15156
Jul 1998         15275                25880          13913                   18317                     16183
Jul 1999         14723                31106          14261                   20619                     17798
Jul 2000         15546                34221          15100                   24098                     21826
Jul 2001         16405                29317          17032                   21678                     19385
Jul 2002         13891                22394          18278                   18094                     16883
Jul 2003         17536                24776          19288                   21630                     19922

+ Hypothetical illustration of $10,000 invested in Smith Barney Class B shares on July 31, 1993, assuming reinvestment of dividends and capital gains, if any, at net asset value through July 31, 2003. The S&P 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the Index include reinvestment of dividends. The Citigroup Broad Investment-Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities. The Goldman Sachs/Bloomberg U.S. Convertible 100 Index is an equally-weighted index of 100 leading convertible securities, designed to represent the broad U.S. convertibles market. The Indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper Convertible Securities Funds Peer Group Average is composed of the Fund's peer group of 63 mutual funds, as of July 31, 2003, investing in convertible securities. The performance of the Fund's other classes may be greater or less than the Smith Barney Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* On May 16, 2003, Class B shares were renamed as Smith Barney Class B shares.

++ It is the opinion of management that the Goldman Sachs/Bloomberg U.S. Convertible 100 Index more accurately reflects the current composition of the Fund than the S&P 500 Index and Citigroup Broad Investment-Grade Bond Index. In future reporting, the Goldman Sachs/Bloomberg U.S. Convertible 100 Index will be used as a basis of comparison of total return performance rather than the S&P 500 Index and Citigroup Broad Investment-Grade Bond Index.


            5        SB Convertible Fund | 2003 Annual Report

================================================================================
Schedule of Investments                                            July 31, 2003
================================================================================

    SHARES                                          SECURITY                                                         VALUE
============================================================================================================================
COMMON STOCK -- 7.7%

Communications -- 2.7%
        39,999                Comcast Corp., Class A Shares (a)                                                 $  1,212,770
        44,031                NTL Europe, Inc. (a)                                                                     2,202
        35,000                NTL Inc. (a)                                                                         1,463,350
       208,979                UnitedGlobalCom, Inc., Class A Shares (a)(b)                                         1,324,927
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   4,003,249
----------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 0.6%
        42,000                Staples, Inc. (a)                                                                      845,880
----------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 0.7%
        50,000                Safeway Inc. (a)                                                                     1,067,500
----------------------------------------------------------------------------------------------------------------------------
Energy -- 1.7%
        45,000                Nabors Industries, Ltd. (a)                                                          1,611,000
        40,000                Rowan Cos., Inc. (a)(b)                                                                878,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,489,000
----------------------------------------------------------------------------------------------------------------------------
Healthcare -- 0.7%
        15,000                Chiron Corp. (a)                                                                       684,000
        17,000                InterMune Inc. (a)(b)                                                                  319,600
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,003,600
----------------------------------------------------------------------------------------------------------------------------
Technology -- 0.4%
        55,520                LSI Logic Corp. (a)(b)                                                                 516,891
----------------------------------------------------------------------------------------------------------------------------
Utilities -- 0.9%
       160,000                CenterPoint Energy, Inc. (b)                                                         1,291,200
----------------------------------------------------------------------------------------------------------------------------
                              TOTAL COMMON STOCK
                              (Cost -- $15,232,754)                                                               11,217,320
============================================================================================================================
PREFERRED STOCK -- 0.0%

Communications -- 0.0%
        15,464                NTL Europe, Inc., Series A, 10.000% due 1/10/23 (a) (Cost -- $0)                        54,124
============================================================================================================================
CONVERTIBLE PREFERRED STOCK -- 21.5%

Basic Industries -- 1.5%
        45,000                Temple-Inland Inc., 7.500% due 5/17/05                                               2,139,750
----------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 1.0%
        32,000                Host Marriott Finance Trust, 6.750% due 12/2/26                                      1,384,000
----------------------------------------------------------------------------------------------------------------------------
Financial Services -- 9.2%
        50,000                Capital One Financial Corp., 6.250% due 5/17/05                                      2,002,000
        40,000                Commerce Capital Trust II, 5.950% due 3/10/32                                        2,240,000
        30,000                PartnerRe Ltd., 8.000% due 12/31/04                                                  1,531,500
        42,000                The Phoenix Cos., Inc., 7.000% due 11/13/05                                          1,477,875
        25,000                Prudential Financial, Inc., 6.750% due 11/15/04                                      1,457,500
        10,000                State Street Corp., 6.750% due 2/15/06                                               2,315,000
        45,000                Washington Mutual, Inc., 5.375% due 5/3/41                                           2,462,400
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  13,486,275
----------------------------------------------------------------------------------------------------------------------------
Healthcare -- 2.8%
        45,000                Anthem, Inc., 6.000% due 11/15/04 (b)                                                4,107,600
----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


            6        SB Convertible Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                                July 31, 2003
================================================================================

    SHARES                                          SECURITY                                                        VALUE
============================================================================================================================
Technology -- 4.2%
        95,000                Electronic Data Systems Corp., 7.625% due 8/17/04                                 $  2,124,200
        20,000                Lucent Technologies Inc., 8.000% due 8/1/31 (b)                                      1,825,000
       145,000                Solectron Corp., 7.250% due 11/15/04                                                 2,190,950
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   6,140,150
----------------------------------------------------------------------------------------------------------------------------
Utilities -- 2.8%
        45,000                American Electric Power Co., Inc., 9.250% due 8/16/05 (b)                            2,088,000
        38,000                Southern Union Co., 5.750% due 8/16/06                                               1,946,360
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   4,034,360
----------------------------------------------------------------------------------------------------------------------------
                              TOTAL CONVERTIBLE PREFERRED STOCK
                              (Cost -- $28,041,175)                                                               31,292,135
============================================================================================================================
     FACE
    AMOUNT         RATING(c)                        SECURITY                                                        VALUE
============================================================================================================================
CONVERTIBLE BONDS -- 64.4%

Capital Goods -- 4.6%
                              Navistar Financial Corp., Sub. Notes:
$      750,000     B            4.750% due 4/1/09                                                                    761,250
     1,250,000     B            4.750% due 4/1/09 (d)                                                              1,268,750
     1,750,000     BBB-       Tyco International Group S.A., 2.750% due 1/15/18 (d)                                1,826,562
     2,580,000     B+         Waste Connections, Inc., Sub. Notes, 5.500% due 4/15/06                              2,799,300
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   6,655,862
----------------------------------------------------------------------------------------------------------------------------
Communications -- 4.0%
     2,775,000     C          Charter Communications, Inc., Sr. Notes, 4.750% due 6/1/06                           2,178,375
     1,500,000     NR         Commonwealth Telephone Enterprises, Inc., 3.250% due 7/15/23 (d)                     1,464,375
                              EchoStar Communications Corp., Sub. Notes:
     1,250,000     B            5.750% due 5/15/08                                                                 1,348,437
       750,000     B            5.750% due 5/15/08 (d)                                                               809,063
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   5,800,250
----------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 5.9%
     1,750,000     BB+        Best Buy Co., Inc., 2.250% due 1/15/22                                               1,767,500
     4,000,000     A-         Costco Wholesale Corp., Sub. Notes, zero coupon due 8/19/17                          3,380,000
     1,000,000     BB+        The Interpublic Group of Cos., Inc., Sr. Notes, 4.500% due 3/15/23 (d)               1,390,000
       750,000     BB-        J.C. Penney Co., Inc., Sub. Notes, 5.000% due 10/15/08                                 750,938
     1,350,000     A-         Omnicom Group Inc., Sr. Notes, zero coupon due 6/15/33 (d)                           1,323,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   8,611,438
----------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 1.5%
                              News America Inc.:
     2,000,000     BBB-         Zero coupon due 2/28/21                                                            1,110,000
     2,000,000     BBB-         Zero coupon due 2/28/21 (d)                                                        1,110,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   2,220,000
----------------------------------------------------------------------------------------------------------------------------
Energy -- 3.2%
     1,250,000     NR         Evergreen Resources, Inc., Sr. Notes, 4.750% due 12/15/21                            1,534,375
     2,750,000     NR         Friede Goldman Halter, Inc., Sub. Notes, 4.500% due 9/15/04 (e)                        220,000
     2,500,000     BB         Pride International Inc., Sr. Notes, 2.500% due 3/1/07                               2,881,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   4,635,625
----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


            7        SB Convertible Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                                July 31, 2003
================================================================================

     FACE
    AMOUNT         RATING(c)                        SECURITY                                                        VALUE
============================================================================================================================
Financial Services -- 6.9%
$    3,750,000     A          Countrywide Financial Corp., Inc., zero coupon due 2/8/31                         $  3,290,625
     1,500,000     Aa3*       Merrill Lynch & Co., Inc., Sr. Notes, zero coupon due 3/13/32                        1,522,245
                              The PMI Group, Inc., Debentures:
     1,750,000     A+           2.500% due 7/15/21 (b)                                                             1,881,250
     1,500,000     A+           2.500% due 7/15/21 (d)                                                             1,612,500
                              XL Capital Ltd., Debentures:
       250,000     A+           Zero coupon due 5/23/21                                                              159,688
     2,500,000     A+           Zero coupon due 5/23/21 (d)                                                        1,596,875
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  10,063,183
----------------------------------------------------------------------------------------------------------------------------
Healthcare -- 19.6%
       700,000     NR         Abgenix, Inc., Sub. Notes, 3.500% due 3/15/07                                          609,875
     1,750,000     A+         Amgen Inc., Sr. Notes, zero coupon due 3/1/32                                        1,380,313
     1,000,000     A-         Chiron Corp., Sr. Notes, 1.625% due 8/1/33 (d)                                       1,016,250
     2,500,000     CCC        CuraGen Corp., Sub. Debentures, 6.000% due 2/2/07                                    1,950,000
     1,550,000     CC         Elan Finance Corp. Ltd., zero coupon due 12/14/18                                      860,250
     4,500,000     BBB+       Health Management Associates, Inc., Sr. Sub. Notes, 1.500% due 8/1/23 (d)            4,471,875
     2,500,000     NR         InterMune Inc., Sub. Notes, 5.750% due 7/15/06                                       2,384,375
     1,800,000     NR         Medarex, Inc., Sub. Notes, 4.500% due 7/1/06                                         1,521,000
     3,000,000     NR         Nektar Therapeutics, Sub. Notes, 3.500% due 10/17/07                                 2,328,750
     1,500,000     B-         NPS Pharmaceuticals, Inc., Sr. Notes, 3.000% due 6/15/08 (d)                         1,449,375
                              Teva Pharmaceutical Finance N.V.:
       250,000     BBB-         0.750% due 8/15/21                                                                   344,375
     1,750,000     BBB-         0.750% due 8/15/21 (d)                                                             2,410,625
     6,750,000     BBB-       Universal Health Services, Inc., Debentures, 0.426% due 6/23/20                      4,564,687
     1,500,000     BBB-       Watson Pharmaceuticals, Inc., Debentures, 1.750% due 3/15/23 (d)                     1,777,500
     1,250,000     NR         Wilson Greatbatch Technologies, Inc., Sub. Notes, 2.250% due 6/15/13 (d)             1,526,562
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  28,595,812
----------------------------------------------------------------------------------------------------------------------------
Technology -- 16.6%
     2,750,000     BBB-       Affiliated Computers Services, Inc., Sub. Notes, 3.500% due 2/15/06 (b)              3,324,062
     1,000,000     B          Agere Systems Inc., Sub. Notes, 6.500% due 12/15/09                                  1,248,750
     1,250,000     CCC+       Amkor Technology, Inc., Sub. Notes, 5.750% due 6/1/06                                1,187,500
     2,000,000     B3*        ASML Holding N.V., Sub. Notes, 5.750% due 10/15/06 (d)                               2,197,600
     3,500,000     NR         Atmel Corp., Sub. Notes, zero coupon due 5/23/21                                     1,312,500
     1,500,000     B          CIENA Corp., Sr. Notes, 3.750% due 2/1/08                                            1,261,875
                              DDi Corp., Sub. Notes:
     2,250,000     D            6.250% due 4/1/07 (e)                                                                157,500
     3,000,000     C*           6.250% due 4/1/07 (d)(e)                                                             210,000
     2,000,000     CCC-       i2 Technologies, Inc., Sub. Notes, 5.250% due 12/15/06                               1,595,000
     1,500,000     B          LSI Logic Corp., Sub. Notes, 4.000% due 11/1/06                                      1,425,000
     1,000,000     B-         Micron Technology, Inc., Sub. Notes, 2.500% due 2/1/10 (d)                           1,398,750
     2,250,000     NR         Network Associates, Inc., Sub. Notes, 5.250% due 8/15/06                             2,300,625
     1,500,000     B          Nortel Networks Corp., 4.250% due 9/1/08                                             1,261,875
     3,000,000     B          Sanmina-SCI Corp., Sub. Debentures, zero coupon due 9/12/20                          1,455,000
     1,500,000     NR         Tekelec, Inc., Sr. Sub. Notes, 2.250% due 6/15/08 (d)                                1,625,625
                              Wind River Systems, Inc., Sub. Notes:
       250,000     CCC+         3.750% due 12/15/06                                                                  222,188
     2,250,000     CCC+         3.750% due 12/15/06 (d)                                                            1,999,687
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  24,183,537
----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


            8        SB Convertible Fund | 2003 Annual Report

================================================================================
Schedule of Investments (continued)                                July 31, 2003
================================================================================

     FACE
    AMOUNT         RATING(c)                        SECURITY                                                         VALUE
============================================================================================================================
Utilities -- 2.1%
$    2,500,000     B-         The AES Corp., Jr. Sub. Notes, 4.500% due 8/15/05 (b)                             $  2,275,000
       750,000     BBB-       CenterPoint Energy, Inc., Sr. Notes, 3.750% due 5/15/23 (d)                            735,937
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   3,010,937
----------------------------------------------------------------------------------------------------------------------------
                              TOTAL CONVERTIBLE BONDS
                              (Cost -- $91,163,648)                                                               93,776,644
============================================================================================================================
     FACE
    AMOUNT                                          SECURITY                                                        VALUE
============================================================================================================================
REPURCHASE AGREEMENT -- 6.4%
     9,284,000                Merrill Lynch, Pierce, Fenner & Smith Inc., 1.000% due 8/1/03; Proceeds at
                                maturity -- $9,284,258; (Fully collateralized by various U.S. government agency Notes and Bonds, 0.000% to 6.000% due 4/15/04 to 1/13/33;
                                Market value -- $9,469,681) (Cost -- $9,284,000)                                   9,284,000
============================================================================================================================
                              TOTAL INVESTMENTS -- 100.0%
                              (Cost -- $143,721,577**)                                                          $145,624,223
============================================================================================================================

(a)   Non-income producing security.
(b)   All or a portion of this security is on loan (See Note 5).
(c) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)   Security is currently in default.
**    Aggregate cost for Federal income tax purposes is $143,930,670.

      See page 10 for definitions of ratings.

================================================================================
Loaned Securities Collateral                                       July 31, 2003
================================================================================

     FACE
    AMOUNT                                          SECURITY                                                        VALUE
============================================================================================================================
$   10,429,011                State Street Navigator Securities Lending Trust Prime Portfolio
                              (Cost -- $10,429,011)                                                             $ 10,429,011
============================================================================================================================

                       See Notes to Financial Statements.


            9        SB Convertible Fund | 2003 Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definition of the applicable rating symbols are set forth below:
Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.
AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.
A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB, B, -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance,
CCC,      as predominantly speculative with respect to capacity to pay interest
CC, C and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D      -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
Baa    -- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa    -- Bonds that are rated "Caa" are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.
Ca     -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C      -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


            10        SB Convertible Fund | 2003 Annual Report

================================================================================
Statement of Assets and Liabilities                                July 31, 2003
================================================================================

ASSETS:
      Investments, at value (Cost -- $143,721,577)                                    $ 145,624,223
      Loaned securities collateral, at value (Cost -- $10,429,011) (Note 5)              10,429,011
      Cash                                                                                      629
      Receivable for Fund shares sold                                                     2,055,102
      Receivable for securities sold                                                      1,900,983
      Dividends and interest receivable                                                     893,520
----------------------------------------------------------------------------------------------------
      Total Assets                                                                      160,903,468
----------------------------------------------------------------------------------------------------

LIABILITIES:
      Payable for loaned securities collateral (Note 5)                                  10,429,011
      Payable for securities purchased                                                    1,702,916
      Payable for Fund shares reacquired                                                     68,246
      Investment advisory fee payable                                                        60,868
      Administration fee payable                                                             24,347
      Distribution plan fees payable                                                         14,982
      Accrued expenses                                                                       78,974
----------------------------------------------------------------------------------------------------
      Total Liabilities                                                                  12,379,344
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $ 148,524,124
====================================================================================================

NET ASSETS:
      Par value of shares of beneficial interest                                      $       9,658
      Capital paid in excess of par value                                               158,156,300
      Undistributed net investment income                                                   513,566
      Accumulated net realized loss from investment transactions                        (12,058,046)
      Net unrealized appreciation of investments                                          1,902,646
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $ 148,524,124
====================================================================================================

Shares Outstanding:
      Smith Barney Class A                                                                2,100,204
      ----------------------------------------------------------------------------------------------
      Smith Barney Class B                                                                1,139,400
      ----------------------------------------------------------------------------------------------
      Smith Barney Class L                                                                1,293,455
      ----------------------------------------------------------------------------------------------
      Smith Barney Class O                                                                   13,523
      ----------------------------------------------------------------------------------------------
      Smith Barney Class Y                                                                5,111,361
      ----------------------------------------------------------------------------------------------

Net Asset Value:
      Smith Barney Class A (and redemption price)                                     $       15.32
      ----------------------------------------------------------------------------------------------
      Smith Barney Class B *                                                          $       15.28
      ----------------------------------------------------------------------------------------------
      Smith Barney Class L *                                                          $       15.33
      ----------------------------------------------------------------------------------------------
      Smith Barney Class O *                                                          $       15.22
      ----------------------------------------------------------------------------------------------
      Smith Barney Class Y (and redemption price)                                     $       15.44
      ----------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share
      Smith Barney Class A (net asset value plus 5.26% of net asset value per share)  $       16.13
      ----------------------------------------------------------------------------------------------
      Smith Barney Class L (net asset value plus 1.01% of net asset value per share)  $       15.48
      ----------------------------------------------------------------------------------------------
      Smith Barney Class O (net asset value plus 1.01% of net asset value per share)  $       15.37
====================================================================================================


* Redemption price is NAV of Smith Barney Class B, L and O shares reduced by a 5.00%, 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


            11        SB Convertible Fund | 2003 Annual Report

================================================================================
Statement of Operations                         For the Year Ended July 31, 2003
================================================================================

INVESTMENT INCOME:
      Interest                                                                        $   5,567,276
      Dividends                                                                           2,179,417
      Less: Foreign withholding tax                                                            (209)
----------------------------------------------------------------------------------------------------
      Total Investment Income                                                             7,746,484
----------------------------------------------------------------------------------------------------

EXPENSES:
      Investment advisory fee (Note 2)                                                      580,360
      Administration fee (Note 2)                                                           232,144
      Distribution plan fees (Note 6)                                                       213,025
      Registration fees                                                                     123,668
      Shareholder servicing fees (Note 6)                                                    64,978
      Shareholder communications (Note 6)                                                    45,998
      Audit and legal                                                                        39,194
      Custody                                                                                34,095
      Trustees' fees                                                                         25,934
      Other                                                                                   9,910
----------------------------------------------------------------------------------------------------
      Total Expenses                                                                      1,369,306
----------------------------------------------------------------------------------------------------
Net Investment Income                                                                     6,377,178
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
      Realized Loss From Investment Transactions (excluding short-term investments):
         Proceeds from sales                                                            149,309,260
         Cost of securities sold                                                        154,318,805
----------------------------------------------------------------------------------------------------
      Net Realized Loss                                                                  (5,009,545)
----------------------------------------------------------------------------------------------------
      Change in Net Unrealized Appreciation (Depreciation) of Investments:
         Beginning of year                                                              (25,043,114)
         End of year                                                                      1,902,646
----------------------------------------------------------------------------------------------------
      Increase in Net Unrealized Appreciation                                            26,945,760
----------------------------------------------------------------------------------------------------
Net Gain on Investments                                                                  21,936,215
----------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                $  28,313,393
====================================================================================================

                       See Notes to Financial Statements.


            12        SB Convertible Fund | 2003 Annual Report

================================================================================
Statements of Changes in Net Assets                 For the Years Ended July 31,
================================================================================

                                                                           2003            2002
====================================================================================================
OPERATIONS:
      Net investment income                                           $   6,377,178   $   5,349,329
      Net realized loss                                                  (5,009,545)     (1,848,743)
      Increase (decrease) in net unrealized appreciation                 26,945,760     (22,303,754)
----------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets From Operations                  28,313,393     (18,803,168)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
      Net investment income                                              (6,403,873)     (6,371,257)
----------------------------------------------------------------------------------------------------
      Decrease in Net Assets From Distributions to Shareholders          (6,403,873)     (6,371,257)
----------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
      Net proceeds from sale of shares                                   36,934,207      22,431,868
      Net asset value of shares issued for reinvestment of dividends      1,537,165       1,454,116
      Cost of shares reacquired                                         (20,400,578)    (19,276,340)
----------------------------------------------------------------------------------------------------
      Increase in Net Assets From Fund Share Transactions                18,070,794       4,609,644
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                        39,980,314     (20,564,781)

NET ASSETS:
      Beginning of year                                                 108,543,810     129,108,591
----------------------------------------------------------------------------------------------------
      End of year*                                                    $ 148,524,124   $ 108,543,810
====================================================================================================
* Includes undistributed net investment income of:                    $     513,566   $     464,178
====================================================================================================

                       See Notes to Financial Statements.


            13        SB Convertible Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1.    Significant Accounting Policies

The SB Convertible Fund ("Fund"), formerly known as Smith Barney Convertible Fund, a separate investment fund of Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, SB Capital and Income Fund, formerly known as Smith Barney Premium Total Return Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Dividend and Income Fund, formerly known as Smith Barney Balanced Fund, and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported are valued at the mean between the quoted bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At July 31, 2003, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. The Fund has also entered into a sub-advisory agreement with Salomon Brothers Asset Management Inc ("SBAM"), another indirect wholly-owned subsidiary of Citigroup. From its fee, SBFM pays SBAM a sub-advisory fee calculated at an annual rate of 0.40% of the Fund's average daily net assets.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.


            14        SB Convertible Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended July 31, 2003, the Fund paid transfer agent fees of $49,024 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 5.00%, 1.00% and 1.00% for Smith Barney Class A, L and O shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Smith Barney Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Smith Barney Class L and O shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Smith Barney Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Smith Barney Class A shares which, when combined with current holdings of Smith Barney Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended July 31, 2003, CGM received sales charges of approximately $85,000 and $89,000 on sales of the Fund's Smith Barney Class A and L shares, respectively. In addition, for the year ended July 31, 2003, CDSCs paid to CGM were approximately:

                                                Smith Barney        Smith Barney
                                                   Class B             Class L
================================================================================
CDSCs                                              $27,000             $4,000
================================================================================

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3.    Investments

During the year ended July 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $155,590,948
--------------------------------------------------------------------------------
Sales                                                                149,309,260
================================================================================

At July 31, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                      $ 12,690,738
Gross unrealized depreciation                                       (10,997,185)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $  1,693,553
================================================================================

4.    Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


            15        SB Convertible Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

5.    Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At July 31, 2003, the Fund loaned securities having a market value of $10,191,074. The Fund received cash collateral amounting to $10,429,011 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the year ended July 31, 2003 was $23,150.

6.    Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Smith Barney Class A, B, L and O shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund also pays a distribution fee with respect to its Smith Barney Class B, L and O shares calculated at an annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets for each class, respectively. For the year ended July 31, 2003, total Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                         Smith Barney   Smith Barney  Smith Barney  Smith Barney
                            Class A        Class B       Class L       Class O
================================================================================
Distribution Plan Fees      $59,180        $75,357       $77,123       $1,365
================================================================================

For the year ended July 31, 2003, total Shareholder Servicing fees were as follows:

                                   Smith Barney   Smith Barney   Smith Barney   Smith Barney  Smith Barney
                                      Class A        Class B        Class L        Class O       Class Y
==========================================================================================================
Shareholder Servicing Fees            $37,179        $11,704        $14,491         $481         $1,123
==========================================================================================================

For the year ended July 31, 2003, total Shareholder Communication expenses were as follows:

                                    Smith Barney   Smith Barney   Smith Barney   Smith Barney  Smith Barney
                                       Class A        Class B        Class L        Class O       Class Y
==========================================================================================================
Shareholder Communication Expenses     $26,208        $9,497         $9,600          $258          $435
==========================================================================================================

7.    Distributions Paid to Shareholders by Class

                                              Year Ended            Year Ended
                                             July 31, 2003         July 31, 2002
================================================================================
Net Investment Income:
Smith Barney Class A                          $1,258,223            $1,232,941
Smith Barney Class B                             479,489               426,430
Smith Barney Class L                             329,593               186,900
Smith Barney Class O                               9,166                11,634
Smith Barney Class Y                           4,327,402             4,513,352
--------------------------------------------------------------------------------
Total                                         $6,403,873            $6,371,257
================================================================================


            16        SB Convertible Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

8. Shares of Beneficial Interest

At July 31, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                                  Year Ended                              Year Ended
                                                 July 31, 2003                           July 31, 2002
                                       ---------------------------------        ------------------------------
                                          Shares               Amount           Shares               Amount
==============================================================================================================
Smith Barney Class A*
Shares sold                              731,283            $10,458,619         857,784          $ 12,943,862
Shares issued on reinvestment             69,028                939,059          66,663               972,279
Shares reacquired                       (422,318)            (5,629,441)       (785,570)          (11,746,676)
--------------------------------------------------------------------------------------------------------------
Net Increase                             377,993            $ 5,768,237         138,877          $  2,169,465
==============================================================================================================
Smith Barney Class B*
Shares sold                              633,177            $ 9,203,206         359,865           $ 5,341,675
Shares issued on reinvestment             25,309                345,126          21,862               317,204
Shares reacquired                       (192,380)            (2,616,041)       (308,285)           (4,563,122)
--------------------------------------------------------------------------------------------------------------
Net Increase                             466,106            $ 6,932,291          73,442          $  1,095,757
==============================================================================================================
Smith Barney Class L*
Shares sold                            1,062,203            $15,472,052         230,356          $  3,384,743
Shares issued on reinvestment             17,640                244,812          10,788               155,483
Shares reacquired                       (204,120)            (2,706,177)        (54,468)             (786,050)
--------------------------------------------------------------------------------------------------------------
Net Increase                             875,723            $13,010,687         186,676          $  2,754,176
==============================================================================================================
Smith Barney Class O*
Shares sold                                   40                  $ 556              --                    --
Shares issued on reinvestment                609                  8,168             632               $ 9,150
Shares reacquired                         (4,707)               (59,321)         (1,800)              (26,253)
--------------------------------------------------------------------------------------------------------------
Net Decrease                              (4,058)             $ (50,597)         (1,168)            $ (17,103)
==============================================================================================================
Smith Barney Class Y*
Shares sold                              136,561            $ 1,799,774          51,717             $ 761,588
Shares issued on reinvestment                 --                     --              --                    --
Shares reacquired                       (671,002)            (9,389,598)       (141,646)           (2,154,239)
--------------------------------------------------------------------------------------------------------------
Net Decrease                            (534,441)          $ (7,589,824)        (89,929)         $ (1,392,651)
==============================================================================================================

* On May 16, 2003, Class A, B, L, O and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O and Smith Barney Class Y shares, respectively.

9.    Capital Loss Carryforward

At July 31, 2003, the Fund had, for Federal income tax purposes, approximately $7,566,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on July 31 of the year indicated:

                                             2009           2010         2011
================================================================================
Carryforward Amount                       $3,464,000     $1,576,000   $2,526,000
================================================================================

In addition, the Fund had $4,321,118 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.


            17        SB Convertible Fund | 2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

10.   Income Tax Information and Distributions to Shareholders

At July 31, 2003, the tax basis components of distributable earnings were:

================================================================================
Undistributed ordinary income                                       $   551,376
--------------------------------------------------------------------------------
Accumulated capital losses                                           (7,565,643)
Unrealized appreciation                                               1,693,553
================================================================================

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals and the treatment of accretion of discounts and amortization of premiums.

The tax character of distributions paid during the year ended July 31, 2003 was:

================================================================================
Ordinary income                                                       $6,403,873
================================================================================


            18        SB Convertible Fund | 2003 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Smith Barney Class A Shares(1)                  2003(2)         2002(2)         2001(2)         2000(2)         1999(2)
=========================================================================================================================
Net Asset Value, Beginning of Year            $    12.75      $    15.73      $    15.50      $    15.25      $    16.90
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                          0.71            0.61            0.80            0.69            0.69
  Net realized and unrealized gain (loss)(3)        2.58           (2.87)           0.14            0.21           (1.24)
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 3.29           (2.26)           0.94            0.90           (0.55)
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.72)          (0.72)          (0.71)          (0.65)          (0.66)
  Net realized gains                                  --              --              --              --           (0.44)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.72)          (0.72)          (0.71)          (0.65)          (1.10)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $    15.32      $    12.75      $    15.73      $    15.50      $    15.25
-------------------------------------------------------------------------------------------------------------------------
Total Return                                       26.69%         (14.85)%          6.16%           6.13%          (3.11)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $   32,183      $   21,958      $   24,903      $   21,794      $   26,141
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          1.42%           1.23%           1.25%           1.34%           1.29%
  Net investment income(3)                          5.24            4.06            5.09            4.62            4.45
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              133%            115%            177%            167%             27%
=========================================================================================================================

Smith Barney Class B Shares(4)                  2003(2)         2002(2)         2001(2)         2000(2)         1999(2)
=========================================================================================================================
Net Asset Value, Beginning of Year            $    12.69      $    15.66      $    15.45      $    15.22      $    16.89
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
-------------------------------------------------------------------------------------------------------------------------
  Net investment income(3)                          0.62            0.51            0.70            0.61            0.61
  Net realized and unrealized gain (loss)(3)        2.61           (2.84)           0.14            0.21           (1.24)
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 3.23           (2.33)           0.84            0.82           (0.63)
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.64)          (0.64)          (0.63)          (0.59)          (0.60)
  Net realized gains                                  --              --              --              --           (0.44)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.64)          (0.64)          (0.63)          (0.59)          (1.04)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $    15.28      $    12.69      $    15.66      $    15.45      $    15.22
-------------------------------------------------------------------------------------------------------------------------
Total Return                                       26.23%         (15.32)%          5.53%           5.59%          (3.61)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $   17,406      $    8,545      $    9,395      $   13,216      $   21,559
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          1.89%           1.79%           1.81%           1.86%           1.76%
  Net investment income(3)                          4.65            3.50            4.59            4.10            3.98
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              133%            115%            177%            167%             27%
=========================================================================================================================

(1) On May 16, 2003, Class A shares were renamed as Smith Barney Class A shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts for Smith Barney Class A and B shares, respectively, would have been $0.62 and $0.52 for net investment income, $2.88 and $2.85 for net realized and unrealized loss, and 4.13% and 3.57% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4) On May 16, 2003, Class B shares were renamed as Smith Barney Class B shares.


            19        SB Convertible Fund | 2003 Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Smith Barney Class L Shares(1)                  2003(2)         2002(2)         2001(2)         2000(2)         1999(2)
=========================================================================================================================
Net Asset Value, Beginning of Year            $    12.71      $    15.61      $    15.36      $    15.18      $    16.90
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                          0.55            0.50            0.60            0.53            0.53
  Net realized and unrealized gain (loss)(3)        2.64           (2.83)           0.22            0.21           (1.24)
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 3.19           (2.33)           0.82            0.74           (0.71)
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.57)          (0.57)          (0.57)          (0.56)          (0.57)
  Net realized gains                                  --              --              --              --           (0.44)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.57)          (0.57)          (0.57)          (0.56)          (1.01)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $    15.33      $    12.71      $    15.61      $    15.36      $    15.18
-------------------------------------------------------------------------------------------------------------------------
Total Return                                       25.76%         (15.34)%          5.38%           5.07%          (4.08)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $   19,824      $    5,308      $    3,607      $      270      $      540
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          2.29%           1.85%           1.92%           2.34%           2.30%
  Net investment income(3)                          4.10            3.40            3.97            3.64            3.39
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              133%            115%            177%            167%             27%
=========================================================================================================================

Smith Barney Class O Shares(4)                  2003(2)         2002(2)         2001(2)         2000(2)         1999(2)
=========================================================================================================================
Net Asset Value, Beginning of Year            $    12.66      $    15.62      $    15.41      $    15.19      $    16.87
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                          0.63            0.51            0.70            0.60            0.61
  Net realized and unrealized gain (loss)(3)        2.56           (2.84)           0.14            0.21           (1.25)
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 3.19           (2.33)           0.84            0.81           (0.64)
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.63)          (0.63)          (0.63)          (0.59)          (0.60)
  Net realized gains                                  --              --              --              --           (0.44)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.63)          (0.63)          (0.63)          (0.59)          (1.04)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $    15.22      $    12.66      $    15.62      $    15.41      $    15.19
-------------------------------------------------------------------------------------------------------------------------
Total Return                                       26.00%         (15.33)%          5.51%           5.57%          (3.66)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $      206      $      223      $      293      $      321      $      572
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          1.97%           1.82%           1.83%           1.90%           1.78%
  Net investment income(3)                          4.75            3.48            4.53            4.06            4.00
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              133%            115%            177%            167%             27%
=========================================================================================================================

(1) On May 16, 2003, Class L shares were renamed as Smith Barney Class L shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts for Smith Barney Class L and O shares, respectively, would have been $0.51 and $0.52 for net investment income, $2.84 and $2.85 for net realized and unrealized loss, and 3.47% and 3.56% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4) On May 16, 2003, Class O shares were renamed as Smith Barney Class O shares.


            20        SB Convertible Fund | 2003 Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Smith Barney Class Y Shares(1)                  2003(2)         2002(2)         2001(2)         2000(2)         1999(2)
=========================================================================================================================
Net Asset Value, Beginning of Year            $    12.84      $    15.85      $    15.61      $    15.34      $    16.98
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                          0.80            0.67            0.88            0.78            0.76
  Net realized and unrealized gain (loss)(3)        2.59           (2.89)           0.14            0.19           (1.25)
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 3.39           (2.22)           1.02            0.97           (0.49)
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                            (0.79)          (0.79)          (0.78)          (0.70)          (0.71)
  Net realized gains                                  --              --              --              --           (0.44)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.79)          (0.79)          (0.78)          (0.70)          (1.15)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $    15.44      $    12.84      $    15.85      $    15.61      $    15.34
-------------------------------------------------------------------------------------------------------------------------
Total Return                                       27.42%         (14.51)%          6.65%           6.62%          (2.68)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $   78,905      $   72,510      $   90,911      $   90,472      $   95,707
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                          0.89%           0.81%           0.79%           0.87%           0.83%
  Net investment income(3)                          5.84            4.49            5.57            5.10            4.87
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              133%            115%            177%            167%             27%
=========================================================================================================================

(1) On May 16, 2003, Class Y shares were renamed as Smith Barney Class Y shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.68, $2.90 and 4.56% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended July 31, 2003, for corporate shareholders, the percentage of ordinary dividends that qualify for the dividends received deduction is 4.36%.


            21        SB Convertible Fund | 2003 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees
of Smith Barney Income Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SB Convertible Fund, formerly known as Smith Barney Convertible Fund, of Smith Barney Income Funds ("Fund") as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                /s/ KPMG LLP

New York, New York
September 12, 2003


            22        SB Convertible Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers

The business and affairs of the SB Convertible Fund ("Fund"), formerly known as Smith Barney Convertible Fund, are managed under the direction of the Smith Barney Income Funds' ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                                      Number of
                                                    Term of                                          Portfolios
                                                  Office* and              Principal                   in Fund            Other
                                 Position(s)       Length of             Occupation(s)                 Complex        Trusteeships
                                  Held with          Time                 During Past                 Overseen          Held by
Name, Address and Age               Fund            Served                Five Years                 by Trustee          Trustee
====================================================================================================================================
Non-Interested Trustees:

Lee Abraham                       Trustee            Since      Retired; Former Chairman                 28         Signet Group PLC
13732 LeHavre Drive                                  1993       and CEO of Associated
Frenchman's Creek                                               Merchandising Corp., a major
Palm Beach Gardens, FL 33410                                    retail merchandising
Age 75                                                          organization; former Trustee
                                                                of Galey & Lord, Liz Claiborne,
                                                                R.G. Barry Corporation and
                                                                eNote.Com Inc.

Allan J. Bloostein                Trustee            Since      President of Allan Bloostein             35         Taubman Centers
27 West 67th Street                                  1985       Associates, a consulting firm;                            Inc.
New York, NY 10023                                              former Director of CVS
Age 73                                                          Corporation

Jane F. Dasher                    Trustee            Since      Controller of PBK Holdings Inc.,         28               None
Korsant Partners                                     1999       a family investment company
283 Greenwich Avenue
3rd Floor
Greenwich, CT 06830
Age 53

Richard E. Hanson, Jr.            Trustee            Since      Retired; Former Head of the New          28               None
2751 Vermont Route 140                               1985       Atlanta Jewish Community High
Poultney, VT 05764                                              School
Age 61

Paul Hardin                       Trustee            Since      Professor of Law & Chancellor            36               None
12083 Morehead                                       1999       Emeritus at the University of
Chapel Hill, NC 27514-8426                                      North Carolina
Age 71

Roderick C. Rasmussen             Trustee            Since      Investment Counselor                     28               None
9 Cadence Court                                      1999
Morristown, NJ 07960
Age 76

John P. Toolan                    Trustee            Since      Retired                                  28           John Hancock
7202 Southeast Golf Ridge Way                        1999                                                                 Funds
Hobe Sound, FL 33455
Age 72


            23        SB Convertible Fund | 2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                      Number of
                                                    Term of                                          Portfolios
                                                  Office* and              Principal                   in Fund            Other
                                 Position(s)       Length of             Occupation(s)                 Complex        Trusteeships
                                  Held with          Time                 During Past                 Overseen          Held by
Name, Address and Age               Fund            Served                Five Years                 by Trustee          Trustee
====================================================================================================================================
Interested Trustee:

R. Jay Gerken, CFA**             Chairman,           Since      Managing Director of Citigroup           219              None
CGM                              President and       2002       Global Markets Inc. ("CGM");
399 Park Avenue, 4th Floor       Chief Executive                Chairman, President and Chief
New York, NY 10022               Officer                        Executive Officer of Smith
Age 52                                                          Barney Fund Management LLC
                                                                ("SBFM"), Travelers Investment
                                                                Adviser, Inc. ("TIA") and
                                                                Citi Fund Management Inc. ("CFM")
Officers:
Lewis E. Daidone                 Senior Vice         Since      Managing Director of CGM;                N/A               N/A
CGM                              President and       1995       Director and Senior Vice
125 Broad Street, 11th Floor     Chief                          President of SBFM and TIA;
New York, NY 10004               Administrative                 Director of CFM; Former Chief
Age 45                           Officer                        Financial Officer and Treasurer
                                                                of mutual funds affiliated with
                                                                Citigroup Inc.

Richard L. Peteka                Chief Financial     Since      Director and Head of Internal            N/A               N/A
CGM                              Officer and         2003       Control for Citigroup Asset
125 Broad Street, 11th Floor     Treasurer                      Management U.S. Mutual Fund
New York, NY 10004                                              Administration from 1999-2002;
Age 42                                                          Vice President, Head of Mutual
                                                                Fund Administration and Treasurer
                                                                at Oppenheimer Capital from
                                                                1996-1999

Peter D. Luke                    Investment          Since      Director of Salomon Brothers Asset       N/A               N/A
CGM                              Officer             2001       Management Inc; Investment Officer
399 Park Avenue, 4th Floor                                      of SBFM; Former Portfolio Manager
New York, NY 10022                                              of General Motors Investment
Age 59                                                          Management Corp.

Kaprel Ozsolak                   Controller          Since      Vice President of CGM                    N/A               N/A
CGM                                                  2003
125 Broad Street, 11th Floor
New York, NY 10004
Age 37

Christina T. Sydor               Secretary           Since      Managing Director of CGM;                N/A               N/A
CGM                                                  1995       General Counsel and Secretary
300 First Stamford Place                                        of SBFM and TIA
4th Floor
Stamford, CT 06902
Age 52

----------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is a Trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


            24        SB Convertible Fund | 2003 Annual Report

--------------------------------------------------------------------------------
SB CONVERTIBLE FUND
--------------------------------------------------------------------------------

TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Peter D. Luke
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER
AND ADMINISTRATOR

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Smith Barney Income Funds
================================================================================
SB Convertible Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

This report is submitted for the general information of shareholders of Smith Barney Income Funds -- SB Convertible Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after October 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SB CONVERTIBLE FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC


FD01020 9/03                                                             03-5394

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)      Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Smith Barney Income Funds


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Income Funds


Date: October 2, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Income Funds


Date: October 2, 2003


By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Income Funds


Date: October 2, 2003